UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                      Investors Municipal Cash Fund
                                      222 South Riverside Plaza
                                      Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,          /___/
       check the box but do not list series or classes)

                                      Investors New Jersey Municipal Cash Fund







3      Investment Company Act File Number:                                811-6108



       Securities Act File Number:                                        33-34819



4(a).  Last day of fiscal year for which this Form is filed:              March 31, 1999



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                 /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c).  Check box if this is the last time the issuer will be filing this Form.                      /___/




5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $71,704,788.86



(ii)   Aggregate price of securities redeemed or repurchased during the           $61,040,224.37
       fiscal year:



(iii)  Aggregate price of securities redeemed or repurchased during any                    $0.00
       prior fiscal
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                          $61,040,224.37

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                       $10,664,564.49
               [subtract item 5(iv) from item 5(i)]:


(vi)    Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from                   $0.00
       item 5(i)]:


(vii)  Multiplier for determining registration fee (See Instruction C.9):                           0.000278


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                  $2,964.75


6      Prepaid Shares

       If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount
       of securities (number of shares or other units) deducted here:  .                        0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  fiscal
       years, then state that number here:                                                       0

7      Interest due - if this Form is being filed more than 90 days after the end of the                  $0.00
       issuer's fiscal year(see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line         $2,964.75
       7]:


9      Date the registration fee and any interest payment was sent to the Commission's lockbox
       depository:                                                                               6/21/99

       Method of Delivery:                                                                       Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/Caroline Pearson          Date  6/7/99
                          -------------------------           -----------
                          Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.